Average Annual Total Returns - Class ACR6IS - DWS Floating Rate Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 29, 2007	(2.03%)	2.25%	2.23%	(3.51%)	0.46%	0.52%	(1.25%)	0.91%	0.98%	Jun. 29, 2007	none	2.05%	1.74%	Jun. 29, 2007	1.12%	3.07%	2.78%	Jun. 29, 2007	0.89%	2.97%	2.67%	3.12%	5.24%	4.32%